Summary Of Gross Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Balance at beginning of period	$ 1,711	$ 1,543
Increases related to 2011 tax positions	36	168
Balance end of period	$ 1,747	$ 1,711